Active China ETF Average Annual Total Returns		12 Months Ended	34 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI CHINA ALL SHARES INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.94%	10.33%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		28.21%	7.14%
Performance Inception Date	Mar. 15, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.85%	6.77%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.27%	5.61%